Business combinations - Cash Outflow From Current and Past acquisitions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 12, 2022
Business combinations
Total purchase consideration	£ 4,369	£ 314
Equity interests of acquirer	(3,023)
Consideration payable in future periods	(45)	(41)
Purchase consideration paid in cash	1,301	273
Cash and cash equivalents in acquired companies and businesses	(322)	(6)
Cash outflow on current period acquisitions	979	267
Deferred consideration paid	39	196
Cash outflow on current and past acquisitions	1,018	£ 463	£ 194
Terminix Global Holdings, Inc
Business combinations
Total purchase consideration	4,110			£ 4,110
Equity interests of acquirer	(3,023)
Purchase consideration paid in cash	1,087			£ 1,087
Cash and cash equivalents in acquired companies and businesses	(313)
Cash outflow on current period acquisitions	774
Cash outflow on current and past acquisitions	774
Individually immaterial acquisitions
Business combinations
Total purchase consideration	259
Consideration payable in future periods	(45)
Purchase consideration paid in cash	214
Cash and cash equivalents in acquired companies and businesses	(9)
Cash outflow on current period acquisitions	205
Deferred consideration paid	39
Cash outflow on current and past acquisitions	£ 244